Intangible Assets, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Intangible Assets, Net [Line Items]
Amortization expenses for intangible assets		$ 19,219
Impairment loss amount		$ 128,128